ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.          ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2018 $	2019 $

Accounts receivable	100,182	191,118
Allowance for doubtful accounts	(2,400)	(4,083)
	97,782	187,035

As of December 31, 2018 and 2019, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	For the year ended December 31,
	2017 $	2018 $	2019 $

Balance at the beginning of the year	195	1,830	2,400
Charged to expenses	1,867	2,205	4,687
Reversal	(245)	(47)	(1,431)
Write-off of accounts receivable	(26)	(1,588)	(1,537)
Exchange differences	39	–	(36)

Balance at the end of the year	1,830	2,400	4,083

Additions to the Company’s allowance for doubtful accounts were recorded within general and administrative expenses for each of the three years ended December 31, 2017, 2018 and 2019.